Share Purchase Warrants (Details 3) - Equity-classified warrants [Member] - $ / shares	12 Months Ended
	Jan. 31, 2023	Jan. 31, 2022	Jan. 31, 2021
Statement [Line Items]
Warrants Outstanding, Beginning Balance	31,259,127	8,374,396	7,947,892
Granted		30,126,643	742,504
Expired	(1,118,484)	(7,241,912)
Exercised (Note 12(h))			(316,000)
Warrants Outstanding, Ending Balance	30,140,643	31,259,127	8,488,605
Weighted Average Exercise Price, Beginning Balance	$ 0.59	$ 2.90	$ 2.94
Weighted Average Exercise Price, Granted		0.52	1.54
Weighted Average Exercise Price, Exercised (Note 12(h))			(0.60)
Weighted Average Exercise Price, Expired	(2.43)	(2.98)
Weighted Average Exercise Price, Ending Balance	$ 0.52	$ 0.59	$ 2.90